Annual Total Returns - Fidelity Advisor Freedom® 2055 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-07 - Fidelity Advisor Freedom® 2055 Fund	May 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Class Z6
Bar Chart Table:
Annual Return 2018	(8.01%)
Annual Return 2019	26.89%
Annual Return 2020	17.80%